Label	Element	Value
Innovator Equity Defined Protection ETF - 1 Yr August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: 5.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.10%
Innovator Equity Defined Protection ETF - 1 Yr August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: 550.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator Equity Defined Protection ETF - 1 Yr August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: 599.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.10%)